Subsequent Events (Details) - USD ($) $ in Millions	Feb. 28, 2019	Dec. 31, 2018	Dec. 31, 2017
Subsequent Event [Line Items]
Restricted cash		$ 0.7	$ 0.2
Tenant Improvements Deposit | Subsequent Event
Subsequent Event [Line Items]
Restricted cash	$ 11.0